Loans - Schedule of Loan Portfolio (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Residential real estate
Loans receivable - gross	$ 329,418	$ 335,152
Allowance for credit losses	(2,170)	(2,127)
Loans receivable - net	327,248	333,025
Land [Member]
Residential real estate
Loans receivable - gross	1,508	964
Farm [Member]
Residential real estate
Loans receivable - gross	3,023	1,169
Nonresidential Real Estate [Member]
Residential real estate
Loans receivable - gross	31,698	34,308
Commercial and Industrial [Member]
Residential real estate
Loans receivable - gross	691	700
One- To Four-Family [Member] | Residential Real Estate [Member]
Residential real estate
Loans receivable - gross	251,338	256,216
Multi-Family [Member] | Residential Real Estate [Member]
Residential real estate
Loans receivable - gross	15,505	15,815
Construction [Member] | Residential Real Estate [Member]
Residential real estate
Loans receivable - gross	9,314	13,815
Loans on deposits [Member] | Consumer and Other [Member]
Residential real estate
Loans receivable - gross	813	819
Home Equity [Member] | Consumer and Other [Member]
Residential real estate
Loans receivable - gross	14,643	10,644
Automobile [Member] | Consumer and Other [Member]
Residential real estate
Loans receivable - gross	134	117
Unsecured [Member] | Consumer and Other [Member]
Residential real estate
Loans receivable - gross	$ 751	$ 585